Group Accounting Policies - IFRS 9 Impact (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Equity securities
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Equity securities available for sale	$ 933	$ 727